Property, Plant and Equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense on property and equipment	€ 970	€ 680
Revaluation of right-of-use assets	€ 450